Secured Borrowings (Fly Acquisition II Facility Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 item	Nov. 07, 2012	Jul. 03, 2013
Fly Acquisition II Facility [Member]
Secured Borrowings (Textual) [Abstract]
Additional borrowings from credit facility		$ 240,000,000
Repayments of credit facility	5,200,000	3,100,000
Number of aircraft financed		8
Number of aircraft refinanced		4
Required to maintain a cash collateral account with an amount equal the outstanding loan balance	2.00%
Fly Acquisition II and any of its subsidiaries defaults in respect of obligations in excess	2,500,000
Obligation remains undischarged for a period	45 days
Four Aircraft Fly Acquisition II Facility [Member]
Secured Borrowings (Textual) [Abstract]
Repayments of credit facility		110,000,000
Revolving Credit Facility [Member] | Fly Acquisition II Facility [Member]
Secured Borrowings (Textual) [Abstract]
Initiation date			Nov. 07, 2012
Maximum borrowing capacity			250,000,000	450,000,000
Extended availability period			Jul. 03, 2015
Final debt maturity date			Jul. 03, 2018
Commitment fee, percentage	0.75%
Accrued interest on the notes	$ 200,000	$ 200,000
Interest at LIBOR plus a margin for available period	3.25%
Interest at LIBOR plus a margin for year 3 of loan term	3.75%
Interest at LIBOR plus a margin for year 4 of loan term	4.25%
Interest at LIBOR plus a margin for year 5 of loan term	4.75%
Percentage of depreciated purchase price consider for loan availability	72.50%
Useful life	25 years